OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 3)	1,500,909	688,800	13,403,691	13,366,211
Bonds payable, net (1) (Note 17.2)	27,479,415	340,767,980	953,660,440	763,368,160
Bottle guaranty deposits	12,632,184	16,427,144	—	—
Derivative contract liabilities (Note 17.3)	1,458,210	2,317,577	52,449,925	112,175,058
Lease liabilities (Note 17.4.1 - 2)	9,926,283	7,100,579	24,811,777	15,892,629
Total	52,997,001	367,302,080	1,044,325,833	904,802,058

(1) Amounts net of issuance expenses and discounts related to issuance.

Schedule of the fair value of financial assets and liabilities

	Book value	Fair value	Book value	Fair value
Current	12.31.2023	12.31.2023	12.31.2022	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	303,683,683	303,683,683	291,681,987	291,681,987
Financial assets at fair value (1)	842,906	842,906	170,206,554	170,206,554
Trade debtors and other accounts receivable (2)	296,883,937	296,883,937	279,770,286	279,770,286
Accounts receivable related companies (2)	13,192,740	13,192,740	15,062,167	15,062,167
Bank liabilities (2)	1,500,909	1,465,732	688,800	767,468
Bonds payable (2)	27,479,415	26,931,768	340,767,980	339,666,507
Bottle guaranty deposits (2)	12,632,186	12,632,186	16,427,144	16,427,144
Forward contracts liabilities (see Note 22) (1)	1,458,210	1,458,210	2,317,577	2,317,577
Leasing agreements (2)	9,926,283	9,926,283	7,100,579	7,100,579
Accounts payable (2)	428,911,984	428,911,984	384,801,630	384,801,630
Accounts payable related companies (2)	94,821,925	94,821,925	90,248,067	90,248,067

	Book value	Fair value	Book value	Fair value
Non-Current	12.31.2023	12.31.2023	12.31.2022	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value (1)	78,988,714	78,988,714	75,297,737	75,297,737
Non-current accounts receivable (2)	371,401	371,401	539,920	539,920
Accounts receivable related companies (2)	108,021	108,021	109,318	109,318
Bank liabilities (2)	13,403,691	13,403,691	13,366,211	13,921,569
Bonds payable (2)	953,660,440	894,107,588	763,368,160	729,602,210
Leasing agreements (2)	24,811,777	24,811,777	15,892,629	15,892,629
Non-current accounts payable (2)	2,392,555	2,392,555	3,015,284	3,015,284
Derivative contracts liabilities (see Note 22) (1)	52,449,925	52,449,925	112,175,058	112,175,058
Accounts payable related companies (2)	6,007,041	6,007,041	10,354,296	10,354,296
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Schedule of bank obligations, current

									Maturity		Total
Indebted Entity			Creditor Entity				Type of	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2023	12.31.2022
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	34,460	—	34,460	28,683
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	186,233	186,233	53,350
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	56,529	56,529	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	657,036	—	657,036	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	535,951	—	535,951	585,560
Foreign	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	USD	At maturity	0.18%	30,700	—	30,700	21,207
Total											1,500,909	688,800

Schedule of bank obligations, non-current

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2023
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,903,691	—	—	—	4,903,691
													Total	13,403,691

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2022
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,866,211	—	—	—	4,866,211
													Total	13,366,211

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value[1]	28,170,013	341,478,129	961,723,115	769,765,783	989,893,128	1,111,243,912

Schedule of current and noncurrent balances

		Current nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2023	12.31.2022	12.31.2023	12.31.2022
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	969,219	UF	6.50%	12.01.2026	Semiannually	11,660,222	10,513,470	18,669,905	28,795,438
CMF Registration 641 08.23.2010	C	1,090,909	UF	4.00%	08.15.2031	Semiannually	5,612,839	5,427,888	35,117,116	38,302,888
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.80%	08.16.2034	Semiannually	2,062,069	1,967,995	147,157,440	140,443,920
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	1,366,861	1,304,513	110,368,102	105,332,951
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2039	Semiannually	1,536,949	1,491,144	209,699,352	200,132,586
U.S. Bonds 2023 10.01.2013	—	365,000,000	USD	5.00%	10.01.2023	Semiannually	—	316,293,761	—	—
U.S. Bonds 2050 01.01.2020	—	300,000,000	USD	3.95%	01.21.2050	Semiannually	4,590,627	4,479,358	263,136,000	256,758,000
Swiss Bond 2023	—	170,000,000	CHF	2.7175%	09.20.2028	Annual	1,340,446	—	177,575,200	—
						Total	28,170,013	341,478,129	961,723,115	769,765,783

Schedule of non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Series	up to 2	up to 3	up to 4	More than 5	12.31.2023
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	12,249,648	6,420,257	—	—	18,669,905
CMF Registration 641 08.23.2010	C	5,016,730	5,016,731	5,016,731	20,066,924	35,117,116
CMF Registration 760 08.20.2013	D	—	—	—	147,157,440	147,157,440
CMF Registration 760 04.02.2014	E	—	—	—	110,368,102	110,368,102
CMF Registration 912 10.10.2018	F	—	—	—	209,699,352	209,699,352
U.S. Bonds 2050 01.21.2020	—	—	—	—	263,136,000	263,136,000
Swiss Bond 2023 09.20.2023	—	—	—	—	177,575,200	177,575,200
Total	—	17,266,378	11,436,988	5,016,731	928,003,018	961,723,115

Schedule of restrictions regarding bonds placed in the local market

12.31.2023
ThCh$
Average net financial debt last 4 quarters	671,538,372
Net financial debt	647,364,644
Unencumbered assets	2,813,063,535
Total unsecured liabilities	1,920,451,919
EBITDA LTM	443,666,843
Net financial expenses LTM	34,513,707

Schedule of current liabilities for leasing agreements

								Maturity		Total
Indebted entity		Creditor entity				Type of	Nominal	Up to	90 days and up to	At	At
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2023	12.31.2022
								ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	318,556	1,016,205	1,334,761	1,069,428
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	124,735	393,518	518,253	121,291
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real Estate	Brazil	BRL	Monthly	8.10%	160,994	380,117	541,111	155,613
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	3.50%	80,753	242,258	323,011	299,362
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	88,718	266,155	354,873	497,308
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	50.00%	349,588	455,536	805,124	622,574
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	19,369	57,400	76,769	123,253
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	12.00%	78,364	175,671	254,035	—
Vital Jugos S.A.	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	5.49%	155,549	471,198	626,747	588,820
Vital Jugos S.A.	Chile	77.951.700-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	39.22%	32,709	90,988	123,697	—
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	7.50%	—	—	—	998,501
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	11.24%	262,042	736,459	998,501	—
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	3.86%	603,428	—	603,428	—
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	5.56%	—	—	—	602,887
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	128,214	128,214	118,883
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	82,787	242,318	325,105	—
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	20,389	55,293	75,682	—
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	—	—	—	177,802
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.45%	118,598	79,957	198,555	—
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	248,800	757,225	1,006,025	932,903
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.34%	187,889	575,368	763,257	—
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	—	-		309,440
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	85,954	264,920	350,874	—
Red de Transportes Comerciales Ltda	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	125,260	393,001	518,261	—
Red de Transportes Comerciales Ltda	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	—	—	—	482,514
									Total	9,926,283	7,100,579

Schedule of noncurrent liabilities for leasing agreements

							Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	2 years	2 years	3 years	4 years	5 years	5 years	12.31.2023
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,508,279	1,704,356	1,925,922	2,176,292	586,918	7,901,767
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	572,983	633,670	700,981	775,654	1,514,109	4,197,397
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real Estate	Brazil	BRL	Monthly	8.10%	351,697	316,738	166,992	—	—	835,427
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	298,867	34,834	32,714	—	—	366,415
Embotelladora del Atlántico S.A.	Argentina	O-E	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	473,164	236,582	473,164	236,582	325,300	1,744,792
Embotelladora del Atlántico S.A.	Argentina	O-E	Real Estate	Argentina	ARS	Monthly	50.00%	3,505	1,752	—	—	—	5,257
Embotelladora del Atlántico S.A.	Argentina	O-E	Real Estate	Argentina	USD	Monthly	12.00%	391,171	195,586	329,479	164,740	1,009,031	2,090,007
Embotelladora del Atlántico S.A.	Argentina	O-E	Systems	Argentina	USD	Monthly	12.00%	30,877	15,438	—	—	—	46,315
Vital Jugos S.A.	Chile	O-E	De Lage Landen Chile S.A	Chile	USD	Monthly	5.49%	166,326	—	—	—	—	166,326
Vital Jugos S.A.	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	39.22%	215,369	107,685	238,039	119,019	446,054	1,126,166
Transportes Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	40,226	20,113	—	—	—	60,339
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	631,973	315,986	—	—	—	947,959
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.34%	1,082,507	541,253	1,124,173	562,085	—	3,310,018
Red de Transportes Comerciales Ltda.	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	235,140	117,569	—	—	—	352,709
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	51,013	25,506	—	—	—	76,519
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	484,434	242,217	495,328	247,664	—	1,469,643
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	76,480	38,241	—	—	—	114,721
												Total	24,811,777

							Maturity
Indebted entity		Creditor entity				Type of	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2022
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,208,453	1,365,552	1,543,074	1,743,674	2,501,730	8,362,483
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	130,569	140,558	151,311	162,886	409,959	995,283
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	57,105	8,702	—	—	—	65,807
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	292,445	270,586	31,538	29,618	—	624,187
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	842,297	—	513,737	335,293	1,691,327
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	136,139	—	—	—	136,139
VJ S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	12.16%	769,982	—	—	—	—	769,982
Transportes Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	—	355,952	—	—	—	355,952
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	195,393	—	—	—	195,393
Red de Transportes Comerciales Ltda.	Chile	76.390.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	—	831,235	—	—	—	831,235
Transportes Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	—	1,864,841	—	—	—	1,864,841
												Total	15,892,629